The Group's business and general information	12 Months Ended
Jun. 30, 2021
1. The Group's business and general information

1. The Group’s business and general information

Cresud was founded in 1936 as a subsidiary of Credit Foncier, a Belgian company primarily engaged in providing rural and urban loans in Argentina and administering real estate holdings foreclosed by Credit Foncier. Credit Foncier was liquidated in 1959, and as part of such liquidation, the shares of Cresud were distributed to Credit Foncier’s shareholders. From the 1960s through the end of the 1970s, the business of Cresud shifted exclusively to agricultural activities.

In 2002, Cresud acquired a 19.85% interest in IRSA, a real estate company related to certain shareholders of Cresud. In 2009, Cresud increased its ownership percentage in IRSA to 55.64% and IRSA became Cresud’s direct principal subsidiary.

Cresud and its subsidiaries are collectively referred to hereinafter as the Group.

Main shareholders of the Company are jointly Inversiones Financieras del Sur S.A. and Agroinvestment S.A. Both entities are companies incorporated in Uruguay and belong to the same controlling group and ultimate beneficiary.

The Board of Directors has approved these Financial Statements for issuance on October 28, 2021.

As of June 30, 2021, the Group operates in two major lines of business: (i) agricultural business and (ii) urban properties and investments business.

The Group, with the acquisition of IDBD, established two centers of operations for the business of urban properties and investments, Argentina and Israel, to manage its global businesses. With the loss of control of the Israel Operations Center and its deconsolidation as of October 1, 2020, the Group manages its operations in this business, through a single operations center in Argentina.

Business developed through several operating companies and the main ones are listed below (Note 7):

Agricultural Business

Within the agricultural business, the Group, through Cresud, engaged in the operation of crop production, cattle feeding, raising, fattening and slaughtering, milk production, sugarcane production, brokerage activities and sale of supplies. The Group currently has agricultural operations and investments in Argentina, Brazil, Uruguay, Paraguay and Bolivia.

Cresud’s shares are listed on the BYMA (BYMA: CRES) and the NASDAQ (NASDAQ: CRESY). The shares of our subsidiary Brasilagro are listed and traded on both the Novo Mercado del BOVESPA (SAO: AGRO3) and the NYSE (NYSE: LND).

Urban Properties and Investments Business

Operations Center in Argentina

The activities of the Operations Center in Argentina are mainly developed through IRSA and its principal subsidiary, IRSA CP. Through IRSA and IRSA CP, the Group owns, manages and develops 14 shopping malls across Argentina, a portfolio of offices and other rental properties in the Autonomous City of Buenos Aires, and it entered the United States of America (“USA”) real estate market in 2009, mainly through the acquisition of non-controlling interests in office buildings and hotels. Through IRSA or IRSA CP, the Group also develops residential properties for sale. The Group, through IRSA, is also involved in the operation of branded hotels. The Group uses the term “real estate” indistinctively in these Consolidated Financial Statements to denote investment, development and/or trading properties activities. IRSA CP’s shares are listed and traded on both the BYMA (BYMA: IRCP) and the NASDAQ (NASDAQ: IRCP). IRSA’s shares are listed on the BYMA (BYMA: IRSA) and the NYSE (NYSE: IRSA).

The activities of the Group’s “Others” segment is carried out mainly through BHSA, where IRSA holds, directly or indirectly, a 29.91% interest. BHSA is a commercial bank offering a wide variety of banking activities and related financial services to individuals, small and medium-sized companies and large corporations, including the provision of mortgaged loans. BHSA’s shares are listed on the BYMA (BYMA: BHIP).

Operations Center in Israel

As indicated in Note 1. to the consolidated financial statements as of June 30, 2020, on September 25, 2020, the Court decreed the insolvency and liquidation of IDBD and appointed a trustee for its shares and the appointment of a custodian over the shares of DIC and Clal. Following this decision, the IDBD Board of Directors was removed from its functions, so the Group lost control on that date. For comparability purposes and as required by IFRS 5, the results of the Israel Operations Center has been reclassified to discontinued operations for all the years presented.